Financial instruments - Schedule of credit quality (Details) - Cash and cash equivalents - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Credit exposure	$ 466,544	$ 439,195
UBS
Disclosure of credit risk exposure [line items]
Credit exposure	154,961	144,989
Credit Suisse
Disclosure of credit risk exposure [line items]
Credit exposure	157,098	145,238
JP Morgan Chase
Disclosure of credit risk exposure [line items]
Credit exposure	1,295	3,768
Bank of America
Disclosure of credit risk exposure [line items]
Credit exposure	$ 153,190	$ 145,200